Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consist of the following:

(in thousands)	March 31, 2018	December 31, 2017
Raw materials	$275	$298
Work-in-process	682	721
Finished goods	323	229

Total inventories	$1,280	$1,248

Inventories consist of:

(in thousands)	December 31, 2017	December 31, 2016
Raw materials	$298	$346
Work-in-process	721	214
Finished goods	229	100

Total Inventory	$1,248	$660